Restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring
Schedule of Restructuring Expenses

€ millions	2022	2021	2020
Employee-related restructuring expenses	-85	-25	7
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-52	-132	-4
 Restructuring expenses	-138	-157	3

Schedule of Restructuring Expenses by Functional Area

€ millions	2022	2021	2020
Cost of cloud	20	-127	0
Cost of software licenses and support	-9	-5	1
Cost of services	-70	-13	-3
Research and development	-16	-12	1
Sales and marketing	-58	3	3
General and administration	-4	-2	2
 Restructuring expenses	-138	-157	3